Liquidity and Summary of Significant Accounting Principles (Details) - USD ($)	3 Months Ended		4 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	May 04, 2016	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Sales Revenue, Goods, Net	$ 139,000				$ 247,890			$ 6,390,194	$ 5,849,330
Concentration Risk, Percentage						10.00%		10.00%
Predecessor [Member]
Sales Revenue, Goods, Net		$ 0		$ 0			$ 0
Concentration Risk, Percentage								47.00%
Vibra Healthcare [Member]
Sales Revenue, Goods, Net			$ 35,320
Vibra Healthcare [Member] | Predecessor [Member]
Sales Revenue, Goods, Net				0			0
STEMCELL Technologies [Member]
Sales Revenue, Goods, Net	37,773		63,740
STEMCELL Technologies [Member] | Predecessor [Member]
Sales Revenue, Goods, Net		0		0			0
Marion IL VA Hospital [Member]
Sales Revenue, Goods, Net	24,000
Marion IL VA Hospital [Member] | Predecessor [Member]
Sales Revenue, Goods, Net		0
Rohto Pharmaceutical Co [Member]
Sales Revenue, Goods, Net			0
Rohto Pharmaceutical Co [Member] | Predecessor [Member]
Sales Revenue, Goods, Net				0			3,000,000
Arthrex [Member]
Sales Revenue, Goods, Net	$ 0		$ 0
Concentration Risk, Percentage						34.00%
Arthrex [Member] | Predecessor [Member]
Sales Revenue, Goods, Net		$ 1,938,485		$ 1,342,480			$ 6,316,296
Concentration Risk, Percentage								21.00%